Note 15 - Related Party Balances and Transactions	12 Months Ended
Dec. 31, 2015
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
(15)	Related Party Balances and Transactions

The principal related party balances and transactions as of and for the years ended December 31, 2014 and 2015 are as follows:

a)	Amounts due from related parties:

	As of December 31,
	2014	2015
	RMB	RMB
Amount due from an affiliate and its subsidiaries, net (i)	209,601	36,508
Subscription receivables (note 2(m) & note 12)	257,491	268,829

(i)	The Group agreed to grant a revolving loan with a maximum amount of US$50,000 (equivalent to RMB317,990 as per the agreement) to Sincere Fame and its subsidiaries pursuant to a facility letter entered in October 2011 (the “Facility"). The Facility is valid for two years and is renewed upon mutual agreement for another two years in October 2013 and October 2015. On January 1, 2012, the Group and Sincere Fame further entered into a supplemental loan agreement, which established the legal rights to offset the interests and amounts receivable or payable between the Group and Sincere Fame, and all the subsidiaries of the Group and Sincere Fame. The amounts are unsecured and bear interest at 7.3% and are repayable on demand. As of December 31, 2014 and 2015, the amount due from Sincere Fame and its subsidiaries represented RMB179,681 and nil principal receivable, respectively, and RMB28,420 and RMB36,508 interest receivable respectively. In addition, as of December 31, 2014 and 2015, RMB1,500 and nil account receivables represent the amount due from Sincere Fame and its subsidiaries which are unsecured, interest-free and repayable on demand.

b)	A subsidiary of the Company provided information technology service to an affiliate and charged RMB1,415, nil and nil for the years ended December 31, 2013, 2014, and 2015, respectively.

The Group charged affiliates interest income of RMB6,843, RMB12,170 and RMB8,088 for loans receivable for the years ended December 31, 2013, 2014, and 2015, respectively.

c)	A subsidiary of the Group held a 30% equity interest in Beijing Fanhua Micro-credit Company Limited, on behalf of Shenzhen Fanhua United Investment Group, which is a subsidiary of Sincere Fame.